Leases (Schedule of Right-of-use Assets) (Details) - 6 months ended Jun. 30, 2022 € in Thousands, $ in Thousands	EUR (€)	USD ($)	[1]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 23,367
Ending balance	23,360	$ 24,270
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23,367
Additions	1,468
Depreciation for the period	(671)
Disposals	(394)
Effect of changes in exchange rates	(410)
Ending balance	23,360
Cost [member] | Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Additions	1,335
Depreciation for the period	(5)
Disposals	0
Effect of changes in exchange rates	0
Ending balance	1,330
Cost [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,755
Additions	0
Depreciation for the period	(58)
Disposals	(394)
Effect of changes in exchange rates	0
Ending balance	2,303
Cost [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	7,587
Additions	0
Depreciation for the period	(202)
Disposals	0
Effect of changes in exchange rates	0
Ending balance	7,385
Cost [member] | Israel [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,503
Additions	36
Depreciation for the period	(59)
Disposals	0
Effect of changes in exchange rates	(48)
Ending balance	1,432
Cost [member] | Bio Gas [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	170
Additions	0
Depreciation for the period	(110)
Disposals	0
Effect of changes in exchange rates	0
Ending balance	60
Cost [member] | Manara [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,352
Additions	97
Depreciation for the period	(237)
Disposals	0
Effect of changes in exchange rates	(362)
Ending balance	€ 10,850

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)